Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Schedule of Geographical information
The Group derives revenue by geographical location for the six months ended June 30, 2024 and 2025 is as follows:

	Six months ended June 30,
	2024	2025
	Revenue	Revenue
United States	$11,308	$12,361
Americas_Others	3,168	3,699
Europe	7,884	9,423
Asia-Pacific	5,160	5,915
Others	674	963
	$28,194	$32,361
Note : Americas_Others includes in North and South America, excluding the United States.
The Group’s non-current assets, including property, plant and equipment, right-of-use assets and intangible assets, by geographical location as of December 31, 2024 and June 30, 2025 are as follows:

	December 31, 2024	June 30, 2025
	Non-current assets	Non-current assets
United States	$5	$6,450
Asia-Pacific	1,066	1,321
Europe	—	5
	$1,071	$7,776
Note : Non-current assets in the United States consist of goodwill and unpatented technology. Please refer to Note 6(8) for details.